ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2014
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The details of each transaction are as follows:

	Provisional	Final
	Golar Igloo	Golar Maria
(in thousands of $)	March 28, 2014	February 7, 2013
Purchase consideration (1)	156,001	127,910
Less: Fair value of net assets (liabilities) acquired:
Vessel and equipment including allocation to charter (if applicable)	310,000	215,000
Fair value of interest rate swap asset (liability)	3,636	(3,096)
Long-term debt	(161,270)	(89,525)
Cash	682	7,981
Others	2,953	(2,450)
Subtotal	(156,001)	(127,910)
Difference between the purchase price and fair value of net assets acquired	—	—

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(1) The purchase consideration comprises the following:

(in thousands of $)	Golar Igloo	Golar Maria
Cash consideration paid to Golar	148,730	125,500
Adjustment for the interest rate swap asset (liability) assumed	3,636	(3,096)
Purchase price adjustments	3,635	5,506
	156,001	127,910

Golar Igloo [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information [Table Text Block]
The table below shows our summarized consolidated pro forma financial information for the six months ended June 30, 2014, giving effect to our acquisition of the Golar Igloo as if it had taken place on January 1, 2014.

(in thousands of $, except per unit data)	Six Months Ended June 30, 2014
Revenues	193,460
Net income	76,329
Earnings per unit (basic and diluted):
Common unitholders	$1.08

Golar Maria [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information [Table Text Block]
The table below shows comparative summarized consolidated pro forma financial information for the six months ended June 30, 2013 and 2012, giving effect to our acquisition of the Golar Maria as if it had taken place on January 1, 2012.

(in thousands of $, except per unit data)	Six Months Period Ended June 30, 2013	Six Months Period Ended June 30, 2012
Revenues	156,186	142,036
Net income	64,495	65,450
Earnings per unit (basic and diluted):
Common unitholders	$1.03	$1.32